Share-based compensation (Details 4 - Textuals 1) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 01, 2022 BRL (R$)	Dec. 31, 2022	Oct. 01, 2022 USD ($)	Oct. 29, 2021 R$ / shares
04/01/2021 - 3rd program | Top of range [member]
Share-based compensation
Exercise price of the options				R$ 1,352
Stock options plan (SOP) | 04/01/2020 - 1st and 2nd program | Top of range [member]
Share-based compensation
Exercise price of the options				653.21
Stock options plan (SOP) | 04/01/2020 - 1st and 2nd program | Bottom of range [member]
Share-based compensation
Exercise price of the options				9.58
Stock options plan (SOP) | 04/01/2021 - 3rd program
Share-based compensation
Exercise price of the options				R$ 19.84
Stock options plan (SOP) | CI&T Brazil
Share-based compensation
Number of times for entity's share capital than subsidiary share capital		68.14
Stock options plan (SOP) | Class A common shares
Share-based compensation
Number of shares represented by each option		1
Incentive stock options (ISO) | Class A common shares
Share-based compensation
Percentage of fair market value of common share with respect to a 10% shareholder	110.00%
Percentage of shareholder for fair market value of common share	10.00%
Term of share-based payment arrangement with respect to a 10% shareholder	5 years
Percentage of shareholder for vesting period	10.00%
Expected dividend, share options granted | R$	R$ 0
Incentive stock options (ISO) | Class A common shares | Top of range [member]
Share-based compensation
Percentage of fair market value of common share	100.00%
Term of share-based payment arrangement	10 years
Aggregate fair market value can be exercisable | $			$ 100,000
Restricted stock units (RSU) | Class A common shares
Share-based compensation
Description of the rights of a shareholder	Participants have no rights of a shareholder as to the RSU, including no voting rights or rights to dividends, until the underlying Class A common shares of the Company are issued or become payable to the participant.
Description of the vesting requirements	the event a participant is terminated for any reason, the vesting with respect to the participant’s RSU will cease, each of the participant’s outstanding unvested RSU will be forfeited for no consideration as of the date such termination,